Expense Example {- Fidelity Advisor® Overseas Fund} - 10.31 Fidelity Advisor Overseas Fund - AMCIZ PRO-12 - Fidelity Advisor® Overseas Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Overseas Fund-Class A
Expense Example:
1 year	$ 718
3 years	1,019
5 years	1,341
10 years	2,252
Fidelity Advisor Overseas Fund-Class M
Expense Example:
1 year	518
3 years	870
5 years	1,246
10 years	2,299
Fidelity Advisor Overseas Fund-Class C
Expense Example:
1 year	334
3 years	721
5 years	1,235
10 years	2,646
Fidelity Advisor Overseas Fund-Class I
Expense Example:
1 year	117
3 years	365
5 years	633
10 years	1,398
Fidelity Advisor Overseas Fund-Class Z
Expense Example:
1 year	109
3 years	340
5 years	590
10 years	$ 1,306